Taxes (Significant Components Of Deferred Tax Account Balances) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Deferred tax assets:
Loss and tax credit carryforwards	$ 3,525	$ 2,996
Accrued liabilities	2,683	2,949
Share-based compensation	204	376
Other	1,500	1,029
Total deferred tax assets	7,912	7,350
Valuation on deferred tax assets	(2,225)	(2,528)
Deferred tax assets, net of valuation allowance	5,687	4,822
Deferred tax liabilities:
Property and equipment	5,830	5,891
Inventories	1,912	1,627
Other	1,157	409
Total deferred tax liabilities	8,899	7,927
Net deferred tax liabilities	$ 3,212	$ 3,105